Legal Reserve (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of reserves within equity [text block] [Abstract]
Percentage of legal reserve	5.00%
Dividend distribution percentage	10.00%
Legal reserve	$ 223,500	$ 223,500